Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables.
Schedule of components of trade and other receivables
(a)	Carrying amounts

	2020	2019
	US $’000

Non-current other receivables	5,293	5,318
Current trade and other receivables
Trade receivables	457,506	263,749
Other receivables
Insurance recoveries (see also Note 15)	4,636	4,576
Government institutions	15,471	11,540
Prepaid expenses	30,014	25,531
Other receivables	12,374	11,663
	62,495	53,310

	520,001	317,059